Organization and Summary of Significant Accounting Policies (Details 21) (USD $)	12 Months Ended
Jun. 29, 2014
Exercise Price Range One
Range of options outstanding
Number of Options Outstanding	59,600
Number of Options Exercisable	59,600
Weighted Average Exercise Price Outstanding	$ 15.32
Weighted Average Exercise Price Exercisable	$ 15.32
Weighted Average Remaining Contractual Life Outstanding (In Years)	5 years 2 months 12 days
Exercise Price Range, Lower Range Limit	$ 10.92
Exercise Price Range, Upper Range Limit	$ 18.49
Exercise Price Range Two
Range of options outstanding
Number of Options Outstanding	125,642
Number of Options Exercisable	17,099
Weighted Average Exercise Price Outstanding	$ 29.20
Weighted Average Exercise Price Exercisable	$ 22.47
Weighted Average Remaining Contractual Life Outstanding (In Years)	7 years 2 months 12 days
Exercise Price Range, Lower Range Limit	$ 22.47
Exercise Price Range, Upper Range Limit	$ 38.71
Total all ranges
Range of options outstanding
Weighted Average Exercise Price Outstanding	$ 24.73
Weighted Average Exercise Price Exercisable	$ 16.91